SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets Amortized) (Details)	Dec. 31, 2023
Technology services [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	5 years
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	5 years